LEASES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	$ 428
Adjustments for indexation	74
Ending balance	5,530	428
Depreciation	483	264
Depreciated cost at ending balance	5,530	428
Buildings [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	4,964	80
Vehicles [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	566	348
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	774	814
Additions to right-of-use assets for new leases	5,622	308
Adjustments for indexation	74
Disposals	(414)	(348)
Ending balance	6,056	774
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	296	408
Additions to right-of-use assets for new leases	5,215	3
Adjustments for indexation	74
Disposals	(296)	(115)
Ending balance	5,289	296
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	478	406
Additions to right-of-use assets for new leases	407	305
Adjustments for indexation
Disposals	(118)	(233)
Ending balance	767	478
Accumulated depreciation [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	346	331
Disposals	(303)	(249)
Ending balance	526	346
Depreciation	483	264
Accumulated depreciation [Member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	216	207
Disposals	(216)	(115)
Ending balance	325	216
Depreciation	325	124
Accumulated depreciation [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	130	124
Disposals	(87)	(134)
Ending balance	201	130
Depreciation	$ 158	$ 140